                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

          NUMBER OF
            SHARES                                                                                                 VALUE
-------------------------------                                                                          ------------------------

                                COMMON STOCKS (98.9%)
                                Advertising/Marketing Services (0.2%)
            69,011              Interpublic Group of Companies, Inc. (The)*                                              856,427
            30,613              Omnicom Group, Inc.                                                                    2,479,653
                                                                                                         ------------------------
                                                                                                                       3,336,080
                                                                                                         ------------------------
                                Aerospace & Defense (1.4%)
           137,233              Boeing Co.                                                                             7,351,572
            32,683              General Dynamics Corp.                                                                 3,541,530
            19,411              Goodrich Corp.                                                                           616,299
            17,500              L-3 Communications Holdings, Inc.                                                      1,303,127
            72,731              Lockheed Martin Corp.                                                                  4,424,954
            58,611              Northrop Grumman Corp.                                                                 3,301,558
            73,745              Raytheon Co.                                                                           2,974,873
            28,942              Rockwell Collins, Inc.                                                                 1,153,628
                                                                                                         ------------------------
                                                                                                                      24,667,541
                                                                                                         ------------------------
                                Agricultural Commodities/Milling (0.1%)
           106,417              Archer-Daniels-Midland Co.                                                             2,256,040
                                                                                                         ------------------------

                                Air Freight/Couriers (1.1%)
            49,111              FedEx Corp.                                                                            4,667,018
           183,816              United Parcel Service, Inc. (Class B)                                                 15,468,116
                                                                                                         ------------------------
                                                                                                                      20,135,134
                                                                                                         ------------------------
                                Airlines (0.1%)
            20,535              Delta Air Lines, Inc.*                                                                   143,129
           129,181              Southwest Airlines Co.                                                                 2,032,017
                                                                                                         ------------------------
                                                                                                                       2,175,146
                                                                                                         ------------------------
                                Alternative Power Generation (0.0%)
            74,095              Calpine Corp.*                                                                           287,489
                                                                                                         ------------------------

                                Aluminum (0.3%)
           142,203              Alcoa, Inc.                                                                            4,832,058
                                                                                                         ------------------------

                                Apparel/Footwear (0.5%)
            27,986              Cintas Corp.                                                                           1,251,534
            30,765              Coach, Inc.*                                                                           1,533,328
            20,388              Jones Apparel Group, Inc.                                                                724,386
            17,610              Liz Claiborne, Inc.                                                                      723,243
            43,056              Nike, Inc. (Class B)                                                                   3,645,121
            9,670               Reebok International Ltd.                                                                375,970
            18,025              V.F. Corp.                                                                               973,170
                                                                                                         ------------------------
                                                                                                                       9,226,752
                                                                                                         ------------------------
                                Apparel/Footwear Retail (0.4%)
           147,749              Gap, Inc. (The)                                                                        3,228,316
            65,984              Limited Brands, Inc.                                                                   1,612,649
            22,957              Nordstrom, Inc.                                                                        1,004,369
            79,902              TJX Companies, Inc. (The)                                                              1,880,893
                                                                                                         ------------------------
                                                                                                                       7,726,227
                                                                                                         ------------------------
                                Auto Parts: O.E.M. (0.3%)
            24,412              Dana Corp.                                                                               399,136
            91,745              Delphi Corp.                                                                             825,705
            24,768              Eaton Corp.                                                                            1,669,363
            31,103              Johnson Controls, Inc.                                                                 1,909,724
            21,183              Visteon Corp.                                                                            179,208
                                                                                                         ------------------------
                                                                                                                       4,983,136
                                                                                                         ------------------------
                                Automotive Aftermarket (0.0%)
            12,231              Cooper Tire & Rubber Co.                                                                 249,757
            28,665              Goodyear Tire & Rubber Co. (The)*                                                        361,752
                                                                                                         ------------------------
                                                                                                                         611,509
                                                                                                         ------------------------

                                Beverages: Alcoholic (0.4%)
           130,949              Anheuser-Busch Companies, Inc.                                                         6,559,235
            19,855              Brown-Forman Corp. (Class B)                                                             953,437
            6,111               Coors (Adolph) Co. (Class B)                                                             457,714
                                                                                                         ------------------------
                                                                                                                       7,970,386
                                                                                                         ------------------------
                                Beverages: Non-Alcoholic (1.0%)
           396,657              Coca-Cola Co. (The)                                                                   15,592,587
            76,674              Coca-Cola Enterprises Inc.                                                             1,594,819
            41,581              Pepsi Bottling Group, Inc. (The)                                                       1,165,100
                                                                                                         ------------------------
                                                                                                                      18,352,506
                                                                                                         ------------------------
                                Biotechnology (1.3%)
           206,972              Amgen Inc.*                                                                           12,426,599
            55,321              Biogen Idec Inc.*                                                                      3,246,236
            30,689              Chiron Corp.*                                                                            999,541
            37,272              Genzyme Corp.*                                                                         2,087,605
            70,390              Gilead Sciences, Inc.*                                                                 2,425,639
            40,748              MedImmune, Inc.*                                                                       1,083,897
            8,106               Millipore Corp.*                                                                         394,924
                                                                                                         ------------------------
                                                                                                                      22,664,441
                                                                                                         ------------------------
                                Broadcasting (0.3%)
            96,459              Clear Channel Communications, Inc.                                                     3,248,739
            52,734              Univision Communications Inc. (Class A)*                                               1,587,293
                                                                                                         ------------------------
                                                                                                                       4,836,032
                                                                                                         ------------------------
                                Building Products (0.2%)
            34,972              American Standard Companies, Inc.*                                                     1,361,810
            70,833              Masco Corp.                                                                            2,498,280
                                                                                                         ------------------------
                                                                                                                       3,860,090
                                                                                                         ------------------------
                                Casino/Gaming (0.2%)
            18,299              Harrah's Entertainment, Inc.                                                           1,123,559
            56,342              International Game Technology                                                          1,991,690
                                                                                                         ------------------------
                                                                                                                       3,115,249
                                                                                                         ------------------------
                                Chemicals: Agricultural (0.1%)
            43,654              Monsanto Co.                                                                           2,008,957
                                                                                                         ------------------------

                                Chemicals: Major Diversified (1.0%)
           153,581              Dow Chemical Co. (The)                                                                 7,751,233
           163,139              Du Pont (E.I.) de Nemours & Co.                                                        7,393,459
            12,727              Eastman Chemical Co.                                                                     692,094
            20,334              Engelhard Corp.                                                                          607,783
            18,272              Hercules Inc.*                                                                           272,253
            36,677              Rohm & Haas Co.                                                                        1,617,089
                                                                                                         ------------------------
                                                                                                                      18,333,911
                                                                                                         ------------------------
                                Chemicals: Specialty (0.3%)
            37,158              Air Products & Chemicals, Inc.                                                         2,127,296
            8,303               Great Lakes Chemical Corp.                                                               243,278
            53,121              Praxair, Inc.                                                                          2,385,133
            11,297              Sigma-Aldrich Corp.                                                                      674,770
                                                                                                         ------------------------
                                                                                                                       5,430,477
                                                                                                         ------------------------
                                Commercial Printing/Forms (0.1%)
            8,179               Deluxe Corp.                                                                             323,398
            35,819              Donnelley (R.R.) & Sons Co.                                                            1,242,919
                                                                                                         ------------------------
                                                                                                                       1,566,317
                                                                                                         ------------------------
                                Computer Communications (1.2%)
            73,999              Avaya Inc.*                                                                            1,215,064
          1,105,387             Cisco Systems, Inc.*                                                                  20,681,791
            15,100              QLogic Corp.*                                                                            519,289
                                                                                                         ------------------------
                                                                                                                      22,416,144
                                                                                                         ------------------------
                                Computer Peripherals (0.5%)
           393,122              EMC Corp.*                                                                             5,275,697
            21,174              Lexmark International, Inc.*                                                           1,797,673
            58,474              Network Appliance, Inc.*                                                               1,763,576
                                                                                                         ------------------------
                                                                                                                       8,836,946
                                                                                                         ------------------------
                                Computer Processing Hardware (1.9%)
            63,419              Apple Computer, Inc.*                                                                  4,252,244
           408,154              Dell Inc.*                                                                            16,538,400
            60,930              Gateway, Inc.*                                                                           414,933
           493,701              Hewlett-Packard Co.                                                                    9,874,020
            15,400              NCR Corp.*                                                                               919,842
           543,755              Sun Microsystems, Inc.*                                                                3,017,840
                                                                                                         ------------------------
                                                                                                                      35,017,279
                                                                                                         ------------------------

                                Construction Materials (0.0%)
            16,715              Vulcan Materials Co.                                                                     866,673
                                                                                                         ------------------------

                                Containers/Packaging (0.2%)
            18,370              Ball Corp.                                                                               821,690
            17,482              Bemis Company, Inc.                                                                      486,699
            24,570              Pactiv Corp.*                                                                            610,565
            13,728              Sealed Air Corp.*                                                                        705,756
            9,110               Temple-Inland, Inc.                                                                      542,865
                                                                                                         ------------------------
                                                                                                                       3,167,575
                                                                                                         ------------------------
                                Contract Drilling (0.3%)
            24,320              Nabors Industries, Ltd. (Bermuda)*                                                     1,264,640
            21,890              Noble Corp.*                                                                           1,060,571
            17,461              Rowan Companies, Inc.*                                                                   452,240
            52,452              Transocean Inc. (Cayman Islands)*                                                      2,112,242
                                                                                                         ------------------------
                                                                                                                       4,889,693
                                                                                                         ------------------------
                                Data Processing Services (1.0%)
            20,921              Affiliated Computer Services, Inc. (Class A)*                                          1,238,105
            95,499              Automatic Data Processing, Inc.                                                        4,348,069
            30,852              Computer Sciences Corp.*                                                               1,669,093
            23,303              Convergys Corp.*                                                                         346,516
           140,180              First Data Corp.                                                                       5,759,996
            31,925              Fiserv, Inc.*                                                                          1,229,432
            61,812              Paychex, Inc.                                                                          2,049,686
            47,148              SunGard Data Systems Inc.*                                                             1,249,893
                                                                                                         ------------------------
                                                                                                                      17,890,790
                                                                                                         ------------------------
                                Department Stores (0.5%)
            13,654              Dillard's, Inc. (Class A)                                                                343,808
            29,395              Federated Department Stores, Inc.                                                      1,610,846
            55,859              Kohl's Corp.*                                                                          2,578,451
            47,645              May Department Stores Co.                                                              1,339,777
            47,114              Penney (J.C.) Co., Inc.                                                                1,818,600
            34,662              Sears, Roebuck & Co.                                                                   1,803,464
                                                                                                         ------------------------
                                                                                                                       9,494,946
                                                                                                         ------------------------
                                Discount Stores (2.7%)
            18,833              Big Lots, Inc.*                                                                          218,463
            75,393              Costco Wholesale Corp.                                                                 3,664,100
            53,688              Dollar General Corp.                                                                   1,060,338
            27,511              Family Dollar Stores, Inc.                                                               806,072
           147,680              Target Corp.                                                                           7,564,170
           693,578              Wal-Mart Stores, Inc.                                                                 36,107,671
                                                                                                         ------------------------
                                                                                                                      49,420,814
                                                                                                         ------------------------
                                Drugstore Chains (0.5%)
            65,295              CVS Corp.                                                                              2,962,434
           167,493              Walgreen Co.                                                                           6,394,883
                                                                                                         ------------------------
                                                                                                                       9,357,317
                                                                                                         ------------------------
                                Electric Utilities (2.7%)
           105,678              AES Corp. (The)*                                                                       1,293,499
            22,416              Allegheny Energy, Inc.*                                                                  429,042
            31,761              Ameren Corp.                                                                           1,537,868
            64,683              American Electric Power Co., Inc.                                                      2,210,218
            50,278              CenterPoint Energy, Inc.                                                                 561,102
            29,521              Cinergy Corp.                                                                          1,221,874
            31,025              CMS Energy Corp.*                                                                        316,455
            39,473              Consolidated Edison, Inc.                                                              1,730,891
            28,685              Constellation Energy Group, Inc.                                                       1,253,535
            53,987              Dominion Resources, Inc.                                                               3,534,529
            28,402              DTE Energy Co.                                                                         1,246,280
           153,311              Duke Energy Corp.                                                                      3,875,702
            53,264              Edison International                                                                   1,699,122
            37,096              Entergy Corp.                                                                          2,404,563
           107,923              Exelon Corp.                                                                           4,501,468
            53,923              FirstEnergy Corp.                                                                      2,277,168
            30,286              FPL Group, Inc.                                                                        2,130,014
            65,541              PG&E Corp.*                                                                            2,179,894
            14,929              Pinnacle West Capital Corp.                                                              659,862
            30,883              PPL Corp.                                                                              1,604,372
            40,346              Progress Energy, Inc.                                                                  1,771,593
            38,783              Public Service Enterprise Group, Inc.                                                  1,706,064
           120,680              Southern Co. (The)                                                                     3,957,097

            32,496              TECO Energy, Inc.                                                                        486,140
            48,523              TXU Corp.                                                                              3,048,215
            65,364              Xcel Energy, Inc.                                                                      1,180,474
                                                                                                         ------------------------
                                                                                                                      48,817,041
                                                                                                         ------------------------
                                Electrical Products (0.4%)
            32,760              American Power Conversion Corp.                                                          692,546
            15,480              Cooper Industries Ltd. (Class A) (Bermuda)                                             1,026,479
            68,686              Emerson Electric Co.                                                                   4,589,599
            31,001              Molex Inc.                                                                               854,698
            13,708              Power-One, Inc.*                                                                         125,977
                                                                                                         ------------------------
                                                                                                                       7,289,299
                                                                                                         ------------------------
                                Electronic Components (0.1%)
            32,853              Jabil Circuit, Inc.*                                                                     823,296
            85,199              Sanmina-SCI Corp.*                                                                       752,307
           157,216              Solectron Corp.*                                                                         982,600
                                                                                                         ------------------------
                                                                                                                       2,558,203
                                                                                                         ------------------------
                                Electronic Equipment/Instruments (0.5%)
            79,388              Agilent Technologies, Inc.*                                                            1,817,191
           235,441              JDS Uniphase Corp.*                                                                      746,348
            30,135              Rockwell Automation, Inc.                                                              1,425,386
            25,040              Scientific-Atlanta, Inc.                                                                 741,685
            39,129              Symbol Technologies, Inc.                                                                593,196
            14,998              Tektronix, Inc.                                                                          470,487
            26,694              Thermo Electron Corp.*                                                                   807,494
           137,180              Xerox Corp.*                                                                           2,101,598
                                                                                                         ------------------------
                                                                                                                       8,703,385
                                                                                                         ------------------------
                                Electronic Production Equipment (0.4%)
           277,632              Applied Materials, Inc.*                                                               4,619,796
            32,102              KLA-Tencor Corp.*                                                                      1,446,516
            23,341              Novellus Systems, Inc.*                                                                  628,807
            31,736              Teradyne, Inc.*                                                                          541,416
                                                                                                         ------------------------
                                                                                                                       7,236,535
                                                                                                         ------------------------
                                Electronics/Appliance Stores (0.2%)
            53,132              Best Buy Co., Inc.                                                                     2,995,582
            32,498              Circuit City Stores - Circuit City Group                                                 506,644
            26,101              RadioShack Corp.                                                                         824,009
                                                                                                         ------------------------
                                                                                                                       4,326,235
                                                                                                         ------------------------
                                Electronics/Appliances (0.1%)
            46,855              Eastman Kodak Co.                                                                      1,532,627
            12,903              Maytag Corp.                                                                             259,350
            10,853              Whirlpool Corp.                                                                          700,561
                                                                                                         ------------------------
                                                                                                                       2,492,538
                                                                                                         ------------------------
                                Engineering & Construction (0.0%)
            13,640              Fluor Corp.                                                                              707,916
                                                                                                         ------------------------

                                Environmental Services (0.2%)
            52,020              Allied Waste Industries, Inc.*                                                           472,862
            94,798              Waste Management, Inc.                                                                 2,825,928
                                                                                                         ------------------------
                                                                                                                       3,298,790
                                                                                                         ------------------------
                                Finance/Rental/Leasing (2.0%)
            39,483              Capital One Financial Corp.                                                            3,102,574
            32,661              CIT Group, Inc.                                                                        1,396,258
            92,057              Countrywide Financial Corp.                                                            3,057,213
           158,236              Fannie Mae                                                                            10,870,813
           112,313              Freddie Mac                                                                            7,666,485
           208,877              MBNA Corp.                                                                             5,547,773
            47,852              Providian Financial Corp.*                                                               768,025
            10,527              Ryder System, Inc.                                                                       564,668
            71,274              SLM Corp.                                                                              3,647,091
                                                                                                         ------------------------
                                                                                                                      36,620,900
                                                                                                         ------------------------
                                Financial Conglomerates (4.4%)
           207,264              American Express Co.                                                                  11,546,677
           846,883              Citigroup, Inc.                                                                       37,898,014
           582,329              J.P. Morgan Chase & Co.                                                               21,924,687
            51,237              Principal Financial Group, Inc.                                                        1,930,610
            84,848              Prudential Financial, Inc.                                                             4,153,310
            54,973              State Street Corp.                                                                     2,449,597
                                                                                                         ------------------------
                                                                                                                      79,902,895
                                                                                                         ------------------------

                                Financial Publishing/Services (0.3%)
            22,271              Equifax, Inc.                                                                            615,125
            31,062              McGraw-Hill Companies, Inc. (The)                                                      2,725,069
            24,195              Moody's Corp.                                                                          1,953,746
                                                                                                         ------------------------
                                                                                                                       5,293,940
                                                                                                         ------------------------
                                Food Distributors (0.2%)
           104,535              SYSCO Corp.                                                                            3,632,591
                                                                                                         ------------------------

                                Food Retail (0.3%)
            60,129              Albertson's, Inc.                                                                      1,521,264
           120,831              Kroger Co.*                                                                            1,955,046
            73,060              Safeway Inc.*                                                                          1,408,597
            22,229              Supervalu, Inc.                                                                          702,214
            23,222              Winn-Dixie Stores, Inc.                                                                   92,888
                                                                                                         ------------------------
                                                                                                                       5,680,009
                                                                                                         ------------------------
                                Food: Major Diversified (1.6%)
            67,108              Campbell Soup Co.                                                                      1,914,591
            86,386              ConAgra Foods Inc.                                                                     2,336,741
            62,154              General Mills, Inc.                                                                    2,827,385
            57,129              Heinz (H.J.) Co.                                                                       2,122,914
            67,586              Kellogg Co.                                                                            2,953,508
           276,944              PepsiCo, Inc.                                                                         13,822,275
           129,684              Sara Lee Corp.                                                                         3,044,980
                                                                                                         ------------------------
                                                                                                                      29,022,394
                                                                                                         ------------------------
                                Food: Specialty/Candy (0.3%)
            40,258              Hershey Foods Corp.                                                                    2,085,364
            22,409              McCormick & Co., Inc. (Non-Voting)                                                       816,808
            36,744              Wrigley (Wm.) Jr. Co.                                                                  2,527,987
                                                                                                         ------------------------
                                                                                                                       5,430,159
                                                                                                         ------------------------
                                Forest Products (0.2%)
            17,865              Louisiana-Pacific Corp.                                                                  437,157
            39,147              Weyerhaeuser Co.                                                                       2,583,702
                                                                                                         ------------------------
                                                                                                                       3,020,859
                                                                                                         ------------------------
                                Gas Distributors (0.2%)
            62,047              Dynegy, Inc. (Class A)*                                                                  350,566
            26,186              KeySpan Corp.                                                                          1,034,871
            7,204               Nicor Inc.                                                                               265,828
            43,076              NiSource, Inc.                                                                           938,626
            6,152               Peoples Energy Corp.                                                                     274,502
            37,894              Sempra Energy                                                                          1,401,320
                                                                                                         ------------------------
                                                                                                                       4,265,713
                                                                                                         ------------------------
                                Home Building (0.2%)
            20,203              Centex Corp.                                                                           1,060,051
            7,570               KB Home                                                                                  665,327
            20,749              Pulte Homes, Inc.                                                                      1,146,590
                                                                                                         ------------------------
                                                                                                                       2,871,968
                                                                                                         ------------------------
                                Home Furnishings (0.1%)
            31,336              Leggett & Platt, Inc.                                                                    935,380
            44,941              Newell Rubbermaid, Inc.                                                                1,037,238
                                                                                                         ------------------------
                                                                                                                       1,972,618
                                                                                                         ------------------------
                                Home Improvement Chains (1.3%)
           358,918              Home Depot, Inc. (The)                                                                14,984,827
           127,457              Lowe's Companies, Inc.                                                                 7,052,196
            23,274              Sherwin-Williams Co.                                                                   1,038,020
                                                                                                         ------------------------
                                                                                                                      23,075,043
                                                                                                         ------------------------
                                Hospital/Nursing Management (0.3%)
            68,678              HCA, Inc.                                                                              2,707,287
            39,792              Health Management Associates, Inc. (Class A)                                             879,005
            14,297              Manor Care, Inc.                                                                         492,532
            76,205              Tenet Healthcare Corp.*                                                                  826,824
                                                                                                         ------------------------
                                                                                                                       4,905,648
                                                                                                         ------------------------
                                Hotels/Resorts/Cruiselines (0.6%)
           103,496              Carnival Corp. (Panama)                                                                5,486,323
            62,931              Hilton Hotels Corp.                                                                    1,300,154
            37,420              Marriott International, Inc. (Class A)                                                 2,127,327
            34,032              Starwood Hotels & Resorts Worldwide, Inc.                                              1,779,533
                                                                                                         ------------------------
                                                                                                                      10,693,337
                                                                                                         ------------------------
                                Household/Personal Care (2.4%)
            14,827              Alberto-Culver Co. (Class B)                                                             686,490
            77,306              Avon Products, Inc.                                                                    2,902,067

            24,793              Clorox Co. (The)                                                                       1,366,590
            86,819              Colgate-Palmolive Co.                                                                  3,992,806
           163,784              Gillette Co. (The)                                                                     7,122,966
            15,405              International Flavors & Fragrances, Inc.                                                 623,903
            80,844              Kimberly-Clark Corp.                                                                   5,142,487
           415,607              Procter & Gamble Co. (The)                                                            22,226,662
                                                                                                         ------------------------
                                                                                                                      44,063,971
                                                                                                         ------------------------
                                Industrial Conglomerates (5.7%)
           127,958              3M Co.                                                                                10,184,177
            50,397              Danaher Corp.                                                                          2,866,581
          1,726,091             General Electric Co.                                                                  61,034,578
           140,525              Honeywell International, Inc.                                                          4,964,748
            28,334              Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                            2,108,616
            15,086              ITT Industries, Inc.                                                                   1,284,120
            22,658              Textron, Inc.                                                                          1,645,424
           328,403              Tyco International Ltd. (Bermuda)                                                     11,155,850
            83,643              United Technologies Corp.                                                              8,161,884
                                                                                                         ------------------------
                                                                                                                     103,405,978
                                                                                                         ------------------------
                                Industrial Machinery (0.3%)
            49,414              Illinois Tool Works Inc.                                                               4,656,281
            19,527              Parker-Hannifin Corp.                                                                  1,460,620
                                                                                                         ------------------------
                                                                                                                       6,116,901
                                                                                                         ------------------------
                                Industrial Specialties (0.2%)
            42,087              Ecolab Inc.                                                                            1,472,203
            28,080              PPG Industries, Inc.                                                                   1,894,558
                                                                                                         ------------------------
                                                                                                                       3,366,761
                                                                                                         ------------------------
                                Information Technology Services (1.7%)
            27,652              Citrix Systems, Inc.*                                                                    652,864
            83,761              Electronic Data Systems Corp.                                                          1,880,434
           273,865              International Business Machines Corp.                                                 25,809,038
            59,979              PeopleSoft, Inc.*                                                                      1,416,104
            54,742              Unisys Corp.*                                                                            628,986
                                                                                                         ------------------------
                                                                                                                      30,387,426
                                                                                                         ------------------------
                                Insurance Brokers/Services (0.2%)
            51,635              AON Corp.                                                                              1,090,531
            85,113              Marsh & McLennan Companies, Inc.                                                       2,433,381
                                                                                                         ------------------------
                                                                                                                       3,523,912
                                                                                                         ------------------------
                                Integrated Oil (4.7%)
            14,900              Amerada Hess Corp.                                                                     1,323,865
           348,242              ChevronTexaco Corp.                                                                   19,014,013
           112,599              ConocoPhillips                                                                        10,245,383
          1,063,538             Exxon Mobil Corp.                                                                     54,506,323
                                                                                                         ------------------------
                                                                                                                      85,089,584
                                                                                                         ------------------------
                                Internet Software/Services (0.5%)
            82,640              Siebel Systems, Inc.*                                                                    833,011
           222,431              Yahoo! Inc.*                                                                           8,367,854
                                                                                                         ------------------------
                                                                                                                       9,200,865
                                                                                                         ------------------------
                                Investment Banks/Brokers (1.9%)
            16,850              Bear Stearns Companies, Inc. (The)                                                     1,644,223
            61,024              E*TRADE Group, Inc.*                                                                     845,793
            79,445              Goldman Sachs Group, Inc. (The)                                                        8,322,658
            44,359              Lehman Brothers Holdings Inc.                                                          3,716,397
           153,586              Merrill Lynch & Co., Inc.                                                              8,556,276
           179,574              Morgan Stanley                                                                         9,113,381
           223,397              Schwab (Charles) Corp. (The)                                                           2,408,220
                                                                                                         ------------------------
                                                                                                                      34,606,948
                                                                                                         ------------------------
                                Investment Managers (0.4%)
            17,722              Federated Investors, Inc. (Class B)                                                      521,381
            40,770              Franklin Resources, Inc.                                                               2,675,735
            39,132              Janus Capital Group, Inc.                                                                647,635
            69,317              Mellon Financial Corp.                                                                 2,025,443
            20,804              Price (T.) Rowe Group, Inc.                                                            1,230,765
                                                                                                         ------------------------
                                                                                                                       7,100,959
                                                                                                         ------------------------

                                Life/Health Insurance (0.7%)
            82,910              AFLAC, Inc.                                                                            3,119,074
            22,311              Jefferson-Pilot Corp.                                                                  1,097,478
            28,771              Lincoln National Corp.                                                                 1,324,041
           122,635              MetLife, Inc.                                                                          4,782,765
            17,929              Torchmark Corp.                                                                          984,481
            48,457              UnumProvident Corp.                                                                      754,475
                                                                                                         ------------------------
                                                                                                                      12,062,314
                                                                                                         ------------------------
                                Major Banks (4.9%)
           664,985              Bank of America Corp.                                                                 30,768,856
           127,194              Bank of New York Co., Inc. (The)                                                       4,185,955
            90,640              BB&T Corp.                                                                             3,847,668
            28,020              Comerica, Inc.                                                                         1,723,230
            37,550              Huntington Bancshares, Inc.                                                              910,963
            66,506              KeyCorp                                                                                2,213,985
           108,347              National City Corp.                                                                    4,017,507
            46,161              PNC Financial Services Group                                                           2,511,158
            75,543              Regions Financial Corp.                                                                2,643,250
            58,558              SunTrust Banks, Inc.                                                                   4,175,185
           262,493              Wachovia Corp.                                                                        13,584,013
           276,066              Wells Fargo & Co.                                                                     17,052,597
                                                                                                         ------------------------
                                                                                                                      87,634,367
                                                                                                         ------------------------
                                Major Telecommunications (2.8%)
            50,393              ALLTEL Corp.                                                                           2,856,779
           129,922              AT&T Corp.                                                                             2,377,573
           299,294              BellSouth Corp.                                                                        8,027,065
           541,724              SBC Communications, Inc.                                                              13,635,193
           237,474              Sprint Corp. (FON Group)                                                               5,416,782
           452,597              Verizon Communications Inc.                                                           18,660,574
                                                                                                         ------------------------
                                                                                                                      50,973,966
                                                                                                         ------------------------
                                Managed Health Care (1.2%)
            25,105              Aetna, Inc.                                                                            2,975,194
            22,824              Anthem, Inc.*                                                                          2,312,756
            76,181              Caremark Rx, Inc.*                                                                     2,724,233
            22,483              CIGNA Corp.                                                                            1,574,260
            26,057              Humana, Inc.*                                                                            646,735
           108,667              UnitedHealth Group Inc.                                                                9,003,061
            25,677              WellPoint Health Networks, Inc.*                                                       3,212,193
                                                                                                         ------------------------
                                                                                                                      22,448,432
                                                                                                         ------------------------
                                Media Conglomerates (1.8%)
           335,889              Disney (Walt) Co. (The)                                                                9,028,696
           747,518              Time Warner, Inc.*                                                                    13,238,544
           283,623              Viacom Inc. (Class B) (Non-Voting)                                                     9,841,718
                                                                                                         ------------------------
                                                                                                                      32,108,958
                                                                                                         ------------------------
                                Medical Distributors (0.3%)
            18,382              AmerisourceBergen Corp.                                                                1,083,435
            70,362              Cardinal Health, Inc.                                                                  3,678,525
            47,997              McKesson Corp.                                                                         1,418,311
                                                                                                         ------------------------
                                                                                                                       6,180,271
                                                                                                         ------------------------
                                Medical Specialties (2.2%)
            32,997              Applera Corp. - Applied Biosystems Group                                                 676,439
            17,137              Bard (C.R.), Inc.                                                                      1,026,678
            8,695               Bausch & Lomb, Inc.                                                                      511,962
           100,508              Baxter International, Inc.                                                             3,181,078
            40,960              Becton, Dickinson & Co.                                                                2,243,789
            41,527              Biomet, Inc.                                                                           1,987,897
           137,680              Boston Scientific Corp.*                                                               4,792,641
            18,789              Fisher Scientific International, Inc.*                                                 1,062,330
            51,428              Guidant Corp.                                                                          3,334,077
            25,512              Hospira, Inc.*                                                                           822,252
           197,719              Medtronic, Inc.                                                                        9,500,398
            20,451              Pall Corp.                                                                               554,018
            20,947              PerkinElmer, Inc.                                                                        446,800
            57,872              St. Jude Medical, Inc.*                                                                2,207,238
            65,598              Stryker Corp.                                                                          2,885,656
            19,328              Waters Corp.*                                                                            901,844
            40,061              Zimmer Holdings, Inc.*                                                                 3,268,978
                                                                                                         ------------------------
                                                                                                                      39,404,075
                                                                                                         ------------------------

                                Miscellaneous Commercial Services (0.0%)
            22,438              Sabre Holdings Corp.                                                                     517,869
                                                                                                         ------------------------

                                Miscellaneous Manufacturing (0.1%)
            9,645               Crane Co.                                                                                291,858
            33,240              Dover Corp.                                                                            1,344,558
                                                                                                         ------------------------
                                                                                                                       1,636,416
                                                                                                         ------------------------
                                Motor Vehicles (0.6%)
           299,139              Ford Motor Co.                                                                         4,241,791
            92,327              General Motors Corp.                                                                   3,562,899
            48,241              Harley-Davidson, Inc.                                                                  2,789,295
                                                                                                         ------------------------
                                                                                                                      10,593,985
                                                                                                         ------------------------
                                Multi-Line Insurance (1.8%)
           425,938              American International Group, Inc.                                                    26,983,172
            47,931              Hartford Financial Services Group, Inc. (The)                                          3,067,584
            30,324              Loews Corp.                                                                            2,119,951
            20,582              Safeco Corp.                                                                             997,610
                                                                                                         ------------------------
                                                                                                                      33,168,317
                                                                                                         ------------------------
                                Office Equipment/Supplies (0.2%)
            18,059              Avery Dennison Corp.                                                                   1,059,341
            37,786              Pitney Bowes, Inc.                                                                     1,653,893
                                                                                                         ------------------------
                                                                                                                       2,713,234
                                                                                                         ------------------------
                                Oil & Gas Pipelines (0.2%)
           104,794              El Paso Corp.                                                                          1,094,049
            20,196              Kinder Morgan, Inc.                                                                    1,399,583
            86,125              Williams Companies, Inc. (The)                                                         1,435,704
                                                                                                         ------------------------
                                                                                                                       3,929,336
                                                                                                         ------------------------
                                Oil & Gas Production (1.2%)
            40,906              Anadarko Petroleum Corp.                                                               2,847,058
            53,296              Apache Corp.                                                                           2,881,182
            64,536              Burlington Resources, Inc.                                                             2,995,116
            79,042              Devon Energy Corp.                                                                     3,273,920
            19,267              EOG Resources, Inc.                                                                    1,446,374
            24,685              Kerr-McGee Corp.                                                                       1,536,148
            64,036              Occidental Petroleum Corp.                                                             3,855,608
            43,282              Unocal Corp.                                                                           1,992,703
                                                                                                         ------------------------
                                                                                                                      20,828,109
                                                                                                         ------------------------
                                Oil Refining/Marketing (0.3%)
            11,618              Ashland, Inc.                                                                            687,205
            56,575              Marathon Oil Corp.                                                                     2,231,318
            12,316              Sunoco, Inc.                                                                           1,016,809
            41,801              Valero Energy Corp.                                                                    1,955,869
                                                                                                         ------------------------
                                                                                                                       5,891,201
                                                                                                         ------------------------
                                Oilfield Services/Equipment (0.7%)
            54,562              Baker Hughes Inc.                                                                      2,418,733
            26,404              BJ Services Co.                                                                        1,337,891
            72,182              Halliburton Co.                                                                        2,984,726
            96,537              Schlumberger Ltd. (Netherlands Antilles)                                               6,335,723
                                                                                                         ------------------------
                                                                                                                      13,077,073
                                                                                                         ------------------------
                                Other Consumer Services (1.1%)
            31,531              Apollo Group, Inc. (Class A)*                                                          2,513,021
            26,956              Block (H.&R.), Inc.                                                                    1,285,801
           172,588              Cendant Corp.                                                                          3,912,570
           108,066              eBay Inc.*                                                                            12,152,022
                                                                                                         ------------------------
                                                                                                                      19,863,414
                                                                                                         ------------------------
                                Other Consumer Specialties (0.1%)
            23,547              Fortune Brands, Inc.                                                                   1,847,969
                                                                                                         ------------------------

                                Other Metals/Minerals (0.1%)
            15,367              Phelps Dodge Corp.                                                                     1,492,597
                                                                                                         ------------------------

                                Packaged Software (4.2%)
            39,200              Adobe Systems, Inc.                                                                    2,373,952
            18,555              Autodesk, Inc.                                                                         1,213,683
            36,470              BMC Software, Inc.*                                                                      677,613
            95,694              Computer Associates International, Inc.                                                2,921,538
            63,135              Compuware Corp.*                                                                         364,289
            31,315              Intuit Inc.*                                                                           1,310,220
            15,228              Mercury Interactive Corp.*                                                               694,549
          1,777,500             Microsoft Corp.                                                                       47,654,775

            63,216              Novell, Inc.*                                                                            385,618
           845,333              Oracle Corp.*                                                                         10,701,916
            43,997              Parametric Technology Corp.*                                                             257,382
           103,044              Symantec Corp.*                                                                        6,575,238
            70,760              VERITAS Software Corp.*                                                                1,549,644
                                                                                                         ------------------------
                                                                                                                      76,680,417
                                                                                                         ------------------------
                                Personnel Services (0.1%)
            19,389              Monster Worldwide Inc.*                                                                  546,576
            28,169              Robert Half International, Inc.                                                          761,408
                                                                                                         ------------------------
                                                                                                                       1,307,984
                                                                                                         ------------------------
                                Pharmaceuticals: Generic Drugs (0.1%)
            43,933              Mylan Laboratories, Inc.                                                                 797,823
            17,894              Watson Pharmaceuticals, Inc.*                                                            519,821
                                                                                                         ------------------------
                                                                                                                       1,317,644
                                                                                                         ------------------------
                                Pharmaceuticals: Major (6.4%)
           255,222              Abbott Laboratories                                                                   10,709,115
           318,004              Bristol-Myers Squibb Co.                                                               7,473,094
           485,234              Johnson & Johnson                                                                     29,269,315
           184,829              Lilly (Eli) & Co.                                                                      9,856,931
           362,720              Merck & Co., Inc.                                                                     10,163,414
          1,234,422             Pfizer, Inc.                                                                          34,279,899
           240,708              Schering-Plough Corp.                                                                  4,296,638
           218,055              Wyeth                                                                                  8,693,853
                                                                                                         ------------------------
                                                                                                                     114,742,259
                                                                                                         ------------------------
                                Pharmaceuticals: Other (0.3%)
            21,534              Allergan, Inc.                                                                         1,582,749
            60,534              Forest Laboratories, Inc.*                                                             2,359,010
            39,491              King Pharmaceuticals, Inc.*                                                              491,663
                                                                                                         ------------------------
                                                                                                                       4,433,422
                                                                                                         ------------------------
                                Precious Metals (0.3%)
            28,945              Freeport-McMoRan Copper & Gold, Inc. (Class B)                                         1,132,618
            72,483              Newmont Mining Corp.                                                                   3,432,070
                                                                                                         ------------------------
                                                                                                                       4,564,688
                                                                                                         ------------------------
                                Property - Casualty Insurers (1.1%)
            46,432              ACE Ltd. (Cayman Islands)                                                              1,876,781
           113,292              Allstate Corp. (The)                                                                   5,721,246
            31,225              Chubb Corp. (The)                                                                      2,379,657
            27,515              Cincinnati Financial Corp.                                                             1,232,672
            32,719              Progressive Corp. (The)                                                                2,977,102
           109,333              St. Paul Travelers Companies, Inc. (The)                                               3,988,468
            22,623              XL Capital Ltd. (Class A)                                                              1,704,869
                                                                                                         ------------------------
                                                                                                                      19,880,795
                                                                                                         ------------------------
                                Publishing: Books/Magazines (0.0%)
            8,214               Meredith Corp.                                                                           433,042
                                                                                                         ------------------------

                                Publishing: Newspapers (0.5%)
            13,384              Dow Jones & Co., Inc.                                                                    572,166
            43,506              Gannett Co., Inc.                                                                      3,588,810
            12,658              Knight-Ridder, Inc.                                                                      861,883
            24,003              New York Times Co. (The) (Class A)                                                       984,123
            52,034              Tribune Co.                                                                            2,256,715
                                                                                                         ------------------------
                                                                                                                       8,263,697
                                                                                                         ------------------------
                                Pulp & Paper (0.3%)
            42,207              Georgia-Pacific Corp.                                                                  1,545,198
            79,497              International Paper Co.                                                                3,300,715
            32,992              MeadWestvaco Corp.                                                                     1,110,181
            2,450               Neenah Paper Inc.*                                                                        65,858
                                                                                                         ------------------------
                                                                                                                       6,021,952
                                                                                                         ------------------------
                                Railroads (0.5%)
            60,880              Burlington Northern Santa Fe Corp.                                                     2,742,035
            35,118              CSX Corp.                                                                              1,339,049
            64,361              Norfolk Southern Corp.                                                                 2,209,513
            42,378              Union Pacific Corp.                                                                    2,688,460
                                                                                                         ------------------------
                                                                                                                       8,979,057
                                                                                                         ------------------------
                                Real Estate Investment Trusts (0.5%)
            15,473              Apartment Investment & Management Co. (Class A)                                          562,753
            65,870              Equity Office Properties Trust                                                         1,808,132
            45,886              Equity Residential                                                                     1,546,817
            29,970              Plum Creek Timber Co., Inc.                                                            1,108,890
            29,723              ProLogis Trust                                                                         1,195,756

            36,148              Simon Property Group, Inc.                                                             2,244,068
                                                                                                         ------------------------
                                                                                                                       8,466,416
                                                                                                         ------------------------
                                Recreational Products (0.3%)
            15,626              Brunswick Corp.                                                                          762,861
            49,646              Electronic Arts Inc.*                                                                  2,427,689
            28,911              Hasbro, Inc.                                                                             550,176
            67,700              Mattel, Inc.                                                                           1,282,915
                                                                                                         ------------------------
                                                                                                                       5,023,641
                                                                                                         ------------------------
                                Regional Banks (1.5%)
            57,829              AmSouth Bancorporation                                                                 1,499,506
            93,175              Fifth Third Bancorp                                                                    4,692,293
            20,189              First Horizon National Corp.                                                             882,259
            19,140              M&T Bank Corp.                                                                         2,017,547
            36,430              Marshall & Ilsley Corp.                                                                1,518,767
            76,485              North Fork Bancorporation,  Inc.                                                       2,202,768
            35,936              Northern Trust Corp.                                                                   1,690,429
            50,582              Synovus Financial Corp.                                                                1,365,714
           307,230              U.S. Bancorp                                                                           9,103,225
            14,634              Zions Bancorporation                                                                     973,161
                                                                                                         ------------------------
                                                                                                                      25,945,669
                                                                                                         ------------------------
                                Restaurants (0.8%)
            25,797              Darden Restaurants, Inc.                                                                 703,226
           205,374              McDonald's Corp.                                                                       6,313,197
            64,978              Starbucks Corp.*                                                                       3,655,662
            18,567              Wendy's International, Inc.                                                              662,285
            47,503              Yum! Brands, Inc.                                                                      2,156,636
                                                                                                         ------------------------
                                                                                                                      13,491,006
                                                                                                         ------------------------
                                Savings Banks (0.6%)
            24,977              Golden West Financial Corp.                                                            2,978,257
            56,117              Sovereign Bancorp, Inc.                                                                1,226,156
           142,647              Washington Mutual, Inc.                                                                5,807,159
                                                                                                         ------------------------
                                                                                                                      10,011,572
                                                                                                         ------------------------
                                Semiconductors (2.6%)
            58,024              Advanced Micro Devices, Inc.*                                                          1,234,751
            60,774              Altera Corp.*                                                                          1,378,354
            61,858              Analog Devices, Inc.                                                                   2,285,653
            51,193              Applied Micro Circuits Corp.*                                                            188,390
            52,656              Broadcom Corp. (Class A)*                                                              1,712,373
          1,048,742             Intel Corp.                                                                           23,439,384
            50,272              Linear Technology Corp.                                                                1,918,380
            62,925              LSI Logic Corp.*                                                                         332,873
            53,090              Maxim Integrated Products, Inc.                                                        2,174,566
            99,967              Micron Technology, Inc.*                                                               1,107,634
            58,543              National Semiconductor Corp.                                                             905,075
            27,227              NVIDIA Corp.*                                                                            520,853
            28,926              PMC - Sierra, Inc.*                                                                      319,343
           283,001              Texas Instruments Inc.                                                                 6,842,964
            56,742              Xilinx, Inc.                                                                           1,771,485
                                                                                                         ------------------------
                                                                                                                      46,132,078
                                                                                                         ------------------------

                                Services to the Health Industry (0.3%)
            12,684              Express Scripts, Inc. (Class A)*                                                         912,741
            38,232              IMS Health Inc.                                                                          862,896
            20,700              Laboratory Corp. of America Holdings*                                                    992,565
            44,485              Medco Health Solutions Inc.*                                                           1,677,974
            16,656              Quest Diagnostics Inc.                                                                 1,561,500
                                                                                                         ------------------------
                                                                                                                       6,007,676
                                                                                                         ------------------------
                                Specialty Insurance (0.2%)
            17,731              Ambac Financial Group, Inc.                                                            1,442,062
            23,419              MBIA Inc.                                                                              1,404,203
            16,106              MGIC Investment Corp.                                                                  1,095,208
                                                                                                         ------------------------
                                                                                                                       3,941,473
                                                                                                         ------------------------
                                Specialty Stores (0.5%)
            43,585              AutoNation, Inc.*                                                                        807,194
            13,592              AutoZone, Inc.*                                                                        1,163,475
            49,139              Bed Bath & Beyond Inc.*                                                                1,962,022
            51,216              Office Depot, Inc.*                                                                      839,942
            14,393              OfficeMax Inc.                                                                           435,676
            81,345              Staples, Inc.                                                                          2,595,719
            23,889              Tiffany & Co.                                                                            731,003
            34,980              Toys 'R' Us, Inc.*                                                                       676,513
                                                                                                         ------------------------
                                                                                                                       9,211,544
                                                                                                         ------------------------
                                Specialty Telecommunications (0.2%)
            22,074              CenturyTel, Inc.                                                                         726,676
            54,205              Citizens Communications Co.                                                              775,132
           296,735              Qwest Communications International, Inc.*                                              1,186,940
                                                                                                         ------------------------
                                                                                                                       2,688,748
                                                                                                         ------------------------
                                Steel (0.2%)
            15,577              Allegheny Technologies Inc.                                                              342,694
            25,918              Nucor Corp.                                                                            1,371,062
            18,534              United States Steel Corp.                                                                970,440
            14,274              Worthington Industries, Inc.                                                             307,034
                                                                                                         ------------------------
                                                                                                                       2,991,230
                                                                                                         ------------------------
                                Telecommunication Equipment (1.5%)
           132,241              ADC Telecommunications, Inc.*                                                            310,766
            26,288              Andrew Corp.*                                                                            373,290
            93,049              CIENA Corp.*                                                                             237,275
            31,983              Comverse Technology, Inc.*                                                               680,278
           227,835              Corning Inc.*                                                                          2,866,164
           704,526              Lucent Technologies Inc.*                                                              2,768,787
           386,235              Motorola, Inc.                                                                         7,438,886
           266,111              QUALCOMM Inc.                                                                         11,075,540
            68,044              Tellabs, Inc.*                                                                           581,776
                                                                                                         ------------------------
                                                                                                                      26,332,762
                                                                                                         ------------------------
                                Telecommunications (0.6%)
           365,358              Comcast Corp. (Class A)*                                                              10,975,354
                                                                                                         ------------------------

                                Tobacco (1.2%)
           335,431              Altria Group, Inc.                                                                    19,283,928
            24,195              Reynolds American, Inc.                                                                1,829,868
            27,011              UST, Inc.                                                                              1,189,294
                                                                                                         ------------------------
                                                                                                                      22,303,090
                                                                                                         ------------------------
                                Tools/Hardware (0.1%)
            13,103              Black & Decker Corp.                                                                   1,101,831
            9,451               Snap-On, Inc.                                                                            298,746
            13,390              Stanley Works (The)                                                                      626,116
                                                                                                         ------------------------
                                                                                                                       2,026,693
                                                                                                         ------------------------
                                Trucks/Construction/Farm Machinery (0.6%)
            56,031              Caterpillar Inc.                                                                       5,129,638
            7,242               Cummins Inc.                                                                             576,608
            40,569              Deere & Co.                                                                            2,910,014
            11,413              Navistar International Corp.*                                                            469,645
            28,375              PACCAR, Inc.                                                                           2,216,088
                                                                                                         ------------------------
                                                                                                                      11,301,993
                                                                                                         ------------------------
                                Wholesale Distributors (0.1%)
            28,608              Genuine Parts Co.                                                                      1,241,873
            14,879              Grainger (W.W.), Inc.                                                                    920,415
                                                                                                         ------------------------
                                                                                                                       2,162,288
                                                                                                         ------------------------

                                Wireless Telecommunications (0.3%)
           182,047              Nextel Communications, Inc. (Class A)*                                                 5,181,058
                                                                                                         ------------------------

                                TOTAL COMMON STOCKS
                                  (Cost $1,568,295,390)                                                            1,785,606,127
                                                                                                         ------------------------

                                TOTAL INVESTMENTS
                                  (Cost $1,568,295,390) (b)                                98.9%                   1,785,606,127
                                OTHER ASSETS IN EXCESS OF LIABILITIES                       1.1                       19,922,641
                                                                                       ---------------   ------------------------
                                NET ASSETS                                                 100.0%                 $1,805,528,768
                                                                                       ===============   ========================

 *       Non-income producing security.

 * *     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,760,000.00

 (a)     Securities have been designated as collateral in an amount equal to
         $17,408,242 in connection with open futures contracts.

 (c)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $453,191,987 and the aggregate gross unrealized depreciation is $235,881,250, resulting in net unrealized appreciation of $217,310,737.

S&P 500 INDEX FUND

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2004:

                                           DESCRIPTION,                  UNDERLYING
NUMBER                                     DELIVERY                      FACE
OF                  LONG /                 MONTH,                        AMOUNT                 UNREALIZED
CONTRACTS           SHORT                  AND YEAR                      AT VALUE               APPRECIATION
---------------------------------------------------------------------------------------------------------------

    220             Long                   S&P 500 Index
                                           E-MINI
                                           December 2004                $12,915,100              $ 10,258

     22             Long                   S&P 500 Index                  6,457,550               193,490
                                           E-MINI
                                           December 2004
                                                                                                 --------
                                           Total Unrealized Appreciation                         $203,748
                                                                                                 ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 20, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 20, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

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